Unaudited Condensed Consolidated Income Statement - GBP (£) £ in Millions, shares in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales	£ 10,831	£ 10,363
Excise duties	(3,631)	(3,455)
Net sales	7,200	6,908
Cost of sales	(2,702)	(2,508)
Gross profit	4,498	4,400
Marketing	(1,116)	(1,054)
Other operating items	(940)	(916)
Operating profit/(loss)	2,442	2,430
Non-operating items	0	146
Finance income	163	181
Finance charges	(317)	(309)
Share of after tax results of associates and joint ventures	176	179
Profit before taxation	2,464	2,627
Taxation	(530)	(560)
Profit for the period	1,934	2,067
Attributable to:
Equity shareholders of the parent company	1,865	1,976
Non-controlling interests	69	91
Profit for the period	£ 1,934	£ 2,067
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,356	2,442
Dilutive potential ordinary shares (in shares)	10	10
Weighted average number of shares (in shares)	2,366	2,452
Basic earnings per share (in GBP per share)	£ 0.792	£ 0.809
Diluted earnings per share (in GBP per share)	£ 0.788	£ 0.806